Registration Nos. 333-190593
                                    811-22878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post Effective Amendment No. 03	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 05	[X]

(Check appropriate box or boxes)

American Independence Funds Trust II
(Exact Name of Registrant as Specified in Charter)

80 THEODORE FREMD AVENUE
RYE, NY 10580
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
80 THEODORE FREMD AVENUE
RYE, NY 10580

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 03 to the Registration Statement on Form N-1A of the American Independence Funds Trust II (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 02 on Form N-1A filed February 27, 2015. This PEA No. 03 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 02 to the Trust’s Registration Statement with respect to the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 16th day of March 2015.

AMERICAN INDEPENDENCE FUNDS TRUST II

By:	/s/ Eric M. Rubin
Eric M. Rubin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	March 16, 2015
Eric Rubin

/s/ Terry Carter*	Trustee	March 16, 2015
Terry Carter

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	March 16, 2015
Jeffrey Haas

/s/ George Mileusnic*	Trustee	March 16, 2015
George Mileusnic

/s/ John J. Pileggi*	Trustee	March 16, 2015
John J. Pileggi

*By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney filed on February 27, 2015 with Post-Effective Amendment No. 02.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase